Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Discontinued Operations - Net of Tax Related to Capsugel Business (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations-net of tax	$ 8		$ 88		$ 97
Gain/(loss) on sale of discontinued operations-net of tax	1,304		(11)		17
Discontinued operations-net of tax	1,312		77		114
Capsugel [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	507		752		740
Pre-tax (loss)/income from discontinued operations	31		140		148
Provision for taxes on income	23	[1],[2]	52	[1],[2]	51	[1],[2]
Income from discontinued operations-net of tax	8		88		97
Pre-tax gain/(loss) on sale of discontinued operations	1,688		(11)		15
Provision/(benefit) for taxes on income	384	[3],[4]			(2)	[3],[4]
Gain/(loss) on sale of discontinued operations-net of tax	1,304		(11)		17
Discontinued operations-net of tax	$ 1,312		$ 77		$ 114

[1]	Deferred tax amounts are not significant for 2011.
[2]	Includes deferred tax expense of $16 million and $8 million, respectively for 2010 and 2009.
[3]	Includes a deferred tax expense of $190 million for 2011.
[4]	Deferred tax amounts are not significant for 2010 and 2009.